Investment Risks - Eventide International ETF	Oct. 30, 2025
Prospectus [Line Items]
Risk [Text Block]

As with any ETF, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value (“NAV”), market price and returns will vary, and you could lose money on your investment in the Fund and those losses could be significant. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The following identifies the principal risks of investing in the Fund. These risks could adversely affect the NAV, market price, total return and the value of the Fund and your investment.

ADRs Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. Although an ADR is priced in the U.S. dollar, movements in the exchange rate of the local currency versus the U.S. dollar are automatically reflected in the price of the ADR in U.S. dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the U.S. dollar declines, the ADR price would decline by a similar measure.

Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. An “Authorized Participant” is a participant in the Continuous Net Settlement System of the National Securities Clearing Corporation or the Depository Trust Company (“DTC”) and that has executed a Participant Agreement with the Fund’s distributor (“Distributor”). To the extent these Authorized Participants exit the business or are unable to process creation and/or redemption orders and no other Authorized Participant is able to step forward to process creation and/or redemption orders, in either of these cases, shares of the Fund may trade like closed-end fund shares at a discount to the Fund’s NAV per share and possibly face delisting by NYSE Arca, Inc. (the “Exchange”). These risks could cause intra-day bid/ask spreads for the Fund’s shares to widen.

Currency Risk. If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets, and more governmental limitations on foreign investment than are more developed markets. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid, and the prices of such securities tend to be more volatile than the securities of issuers located in developed markets. Investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

Equity Securities Risk. The NAV and market price of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

To supplement its efforts in ethical investing, the Adviser may engage with portfolio companies to encourage consideration of corporate strategies aligned with the Adviser’s values, including pricing and/or business practices that may be beneficial within particular industries. The Adviser believes these activities will help promote ethical and effective corporate governance and long-term strategy for companies, and potentially create a positive effect on the particular businesses and/or industries, their consumers, and the Fund. There is no guarantee that the Adviser’s corporate engagements and related activities will achieve their intended results. There is a risk that the Adviser’s activities in this regard could limit the Fund’s investment universe and reduce the amount of profits that could be realized by affected companies, limiting the Fund’s investment returns. Furthermore, the U.S. government or any agency thereof, may enact rules or legislation that, directly or indirectly, materially impacts the Adviser’s activities in this regard, or materially affects the value of companies or opportunities for investment within particular industries.

ETF Structure Risks. The Fund, and any ETFs the Fund may invest in, are structured as ETFs and as a result are subject to special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Fund shares are typically bought and sold in the secondary market and investors typically pay brokerage commissions or other charges on these transactions.

●	Trading Issues. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

●	Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV and intra-day bid/ask spreads may widen.

●	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV, which could cause the intra-day bid/ask spread of the Fund to widen.

●	The market price for the Fund’s shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price.

●	When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV, which could cause the intra-day bid/ask spread of the Fund to widen.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV, which could cause the intra-day bid/ask spread of the Fund to widen.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, including economic sanctions, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. Investing in foreign securities includes trading related risks (e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers maybe less than in the U.S., and foreign securities may be subject to foreign governmental restrictions such as exchange controls). The risks of investing in foreign securities are typically increased by investing in emerging market countries. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Industry Concentration Risk. The Fund may concentrate 25% to 35% of its total assets in a particular industry or group of industries to the extent that such industry or group of industries represents 20% or more of the Fund’s Strategy Benchmark. A fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Investment Style Risk. The type of securities in which the Fund focuses may underperform other assets or the overall market.

Issuer Specific Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which the Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Fund’s Shares, to decline. The value of a specific security can be more volatile, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. Market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses, lack of earnings, failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

Large Capitalization Company Risk. The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion; and may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate.

Management Risk. The Adviser’s reliance on its sector allocation and risk management strategies and related judgments about the value and potential appreciation of securities in which the Fund invests may prove to be incorrect. The Adviser may not successfully implement the Fund’s investment strategies and, as a result, the Fund may not meet its investment objective and/or underperform other investment vehicles with similar investment objectives and strategies.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s NAV or market price per share may decline suddenly or over a sustained period of time. Factors such as domestic and foreign economic growth rates and market conditions, interest rate levels, exchange rates, trading and tariff events and political events may adversely affect the securities markets.

Medium (Mid) Capitalization Company Risk. To the extent the Fund invests in the stocks of mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Mid- sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

Regulatory Risk. Regulatory authorities in the United States or other countries may adopt rules that restrict the ability of the Fund to fully implement its strategy, either generally, or with respect to certain securities, industries or countries, which may impact the Fund’s ability to fully implement its investment strategies. Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential. Regulators may interpret rules differently than the Fund or the securities industry generally, and disputes over such interpretations can increase legal and/or tax expenses incurred by the Fund.

For more information, please see the section of the Fund’s Prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies and Related Risks.”

A D Rs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ADRs Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. Although an ADR is priced in the U.S. dollar, movements in the exchange rate of the local currency versus the U.S. dollar are automatically reflected in the price of the ADR in U.S. dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the U.S. dollar declines, the ADR price would decline by a similar measure.

Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. An “Authorized Participant” is a participant in the Continuous Net Settlement System of the National Securities Clearing Corporation or the Depository Trust Company (“DTC”) and that has executed a Participant Agreement with the Fund’s distributor (“Distributor”). To the extent these Authorized Participants exit the business or are unable to process creation and/or redemption orders and no other Authorized Participant is able to step forward to process creation and/or redemption orders, in either of these cases, shares of the Fund may trade like closed-end fund shares at a discount to the Fund’s NAV per share and possibly face delisting by NYSE Arca, Inc. (the “Exchange”). These risks could cause intra-day bid/ask spreads for the Fund’s shares to widen.

Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets, and more governmental limitations on foreign investment than are more developed markets. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid, and the prices of such securities tend to be more volatile than the securities of issuers located in developed markets. Investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The NAV and market price of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Ethical Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

To supplement its efforts in ethical investing, the Adviser may engage with portfolio companies to encourage consideration of corporate strategies aligned with the Adviser’s values, including pricing and/or business practices that may be beneficial within particular industries. The Adviser believes these activities will help promote ethical and effective corporate governance and long-term strategy for companies, and potentially create a positive effect on the particular businesses and/or industries, their consumers, and the Fund. There is no guarantee that the Adviser’s corporate engagements and related activities will achieve their intended results. There is a risk that the Adviser’s activities in this regard could limit the Fund’s investment universe and reduce the amount of profits that could be realized by affected companies, limiting the Fund’s investment returns. Furthermore, the U.S. government or any agency thereof, may enact rules or legislation that, directly or indirectly, materially impacts the Adviser’s activities in this regard, or materially affects the value of companies or opportunities for investment within particular industries.

E T F Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks. The Fund, and any ETFs the Fund may invest in, are structured as ETFs and as a result are subject to special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Fund shares are typically bought and sold in the secondary market and investors typically pay brokerage commissions or other charges on these transactions.

●	Trading Issues. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

●	Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV and intra-day bid/ask spreads may widen.

●	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV, which could cause the intra-day bid/ask spread of the Fund to widen.

●	The market price for the Fund’s shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price.

●	When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV, which could cause the intra-day bid/ask spread of the Fund to widen.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV, which could cause the intra-day bid/ask spread of the Fund to widen.

Not Individually Redeemable [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Fund shares are typically bought and sold in the secondary market and investors typically pay brokerage commissions or other charges on these transactions.

Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV and intra-day bid/ask spreads may widen.

●	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV, which could cause the intra-day bid/ask spread of the Fund to widen.

●	The market price for the Fund’s shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price.

●	When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV, which could cause the intra-day bid/ask spread of the Fund to widen.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV, which could cause the intra-day bid/ask spread of the Fund to widen.

Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, including economic sanctions, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. Investing in foreign securities includes trading related risks (e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers maybe less than in the U.S., and foreign securities may be subject to foreign governmental restrictions such as exchange controls). The risks of investing in foreign securities are typically increased by investing in emerging market countries. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund may concentrate 25% to 35% of its total assets in a particular industry or group of industries to the extent that such industry or group of industries represents 20% or more of the Fund’s Strategy Benchmark. A fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Style Risk. The type of securities in which the Fund focuses may underperform other assets or the overall market.
Issuer Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Specific Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which the Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Fund’s Shares, to decline. The value of a specific security can be more volatile, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. Market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses, lack of earnings, failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk. The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion; and may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Limited History Of Operations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate.
Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Adviser’s reliance on its sector allocation and risk management strategies and related judgments about the value and potential appreciation of securities in which the Fund invests may prove to be incorrect. The Adviser may not successfully implement the Fund’s investment strategies and, as a result, the Fund may not meet its investment objective and/or underperform other investment vehicles with similar investment objectives and strategies.

Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s NAV or market price per share may decline suddenly or over a sustained period of time. Factors such as domestic and foreign economic growth rates and market conditions, interest rate levels, exchange rates, trading and tariff events and political events may adversely affect the securities markets.

Medium Mid Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Medium (Mid) Capitalization Company Risk. To the extent the Fund invests in the stocks of mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Mid- sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Regulatory Risk. Regulatory authorities in the United States or other countries may adopt rules that restrict the ability of the Fund to fully implement its strategy, either generally, or with respect to certain securities, industries or countries, which may impact the Fund’s ability to fully implement its investment strategies. Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential. Regulators may interpret rules differently than the Fund or the securities industry generally, and disputes over such interpretations can increase legal and/or tax expenses incurred by the Fund.